PROPERTY, PLANT AND EQUIPMENT AND OPERATING LEASES - Operating Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Long-term (fixed)	$ 646	$ 644	$ 686
Long-term (variable)	66	56	80
Short-term	150	188	203
Total operating lease expense	$ 863	$ 888	$ 969